Consolidated balance sheet - CAD ($) $ in Millions		Jul. 31, 2025		Oct. 31, 2024
ASSETS
Cash and non-interest-bearing deposits with banks		$ 19,101	[1]	$ 8,565
Interest-bearing deposits with banks		36,086		39,499
Securities (Note 5)		274,997		254,345
Cash collateral on securities borrowed		21,690		17,028
Securities purchased under resale agreements		86,210		83,721
Loans (Note 6)
Residential mortgages		285,935		280,672
Personal		47,259		46,681
Credit card		21,321		20,551
Business and government	[2]	231,414		214,305
Allowance for credit losses		(4,285)		(3,917)
Total loans		581,644		558,292
Other
Derivative instruments		34,614		36,435
Property and equipment		3,274		3,359
Goodwill		5,422		5,443
Software and other intangible assets		2,830		2,830
Investments in equity-accounted associates and joint ventures		772		785
Deferred tax assets		933		821
Other assets		34,682		30,862
Other miscellaneous assets		82,527		80,535
Total assets		1,102,255		1,041,985
Deposits (Note 7)
Personal		256,135		252,894
Business and government		448,861		435,499
Bank		27,061		20,009
Secured borrowings		60,615		56,455
Deposits		792,672		764,857
Obligations related to securities sold short		20,827		21,642
Cash collateral on securities lent		5,304		7,997
Obligations related to securities sold under repurchase agreements		145,659		110,153
Other
Derivative instruments		36,552		40,654
Deferred tax liabilities		47		49
Other liabilities	[2]	30,619		30,161
Other miscellaneous liabilities		67,218		70,864
Subordinated indebtedness (Note 8)		7,699		7,465
Equity
Contributed surplus		175		159
Retained earnings		35,655		33,471
Accumulated other comprehensive income (AOCI)		3,233		3,148
Total shareholders' equity		62,599		58,735
Non-controlling interests		277		272
Total equity		62,876		59,007
Total liabilities and equities		1,102,255		1,041,985
Preferred shares and other equity instruments [member]
Equity
Issued shares		6,669		4,946
Total equity		6,669		4,946
Common shares [member]
Equity
Issued shares		16,867		17,011
Total equity		$ 16,867		$ 17,011

[1]	Includes restricted cash of $550 million (July 31, 2024: $465 million) and interest-bearing demand deposits with Bank of Canada.
[2]	Includes customers’ liability under acceptances of $8 million (October 31, 2024: $6 million) in business and government loans and acceptances of $8 million (October 31, 2024: $6 million) in other liabilities. Prior period amounts have been revised to conform to the presentation adopted in the first quarter of 2025.